Related party transactions - Summary of Balances with Related Parties (Details) - EUR (€)		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade receivables		€ 160,360,000	€ 168,637,000	€ 138,829,000
Other current assets		68,773,000	81,239,000	66,718,000
Financial liabilities		1,505,536,000	1,464,244,000	€ 1,494,940,000
Employee gift expenses	€ 1,500	1,500,000
Other wages and salaries	€ 10,916,000	10,916,000
Zegna Group [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		160,360,000	168,637,000
Other financial assets		375,752,000	359,788,000
Other current assets		68,773,000
Financial liabilities		639,033,000	493,539,000
Other liabilities		389,656,000	421,582,000
Associates [member] | Tom Ford [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		20,939,000	11,116,000
Other financial assets		1,497,000	1,632,000
Other current assets		0
Financial liabilities		0	0
Other liabilities		344,000	489,000
Associates [member] | Filati Biagioli Modesto S.p.A [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		59,000	0
Other financial assets		0	2,200,000
Other current assets		0
Financial liabilities		0	0
Other liabilities		63,000	1,066,000
Associates [member] | Pelletteria Tizeta [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		0	3,000
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		642,000	738,000
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	33,000
Other liabilities		122,000	270,000
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | G Schneider SPA [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		12,000	0
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		516,000	943,000
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | EZ Real Estate S.r.l [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		238,000	13,000
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		1,248,000	1,590,000
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | 61 West 23rd Street LLC [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		7,000	25,000
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		0	0
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Alan Real Estate S.A [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		3,000	0
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		0	35,000
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Other Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		13,000	1,000
Other financial assets		0	0
Other current assets		10,923,000
Financial liabilities		5,000,000	0
Other liabilities		242,000	261,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables		500,000	0
Other financial assets		0	0
Other current assets		0
Financial liabilities		0	0
Other liabilities		171,000	236,000
Related parties
Disclosure of transactions between related parties [line items]
Trade receivables		22,413,000	11,896,000
Other financial assets		1,497,000	3,832,000
Other current assets		10,923,000
Financial liabilities		5,000,000	33,000
Other liabilities		€ 2,706,000	€ 4,890,000